Shareholders' equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders Equity
Profit for the year	R$ 1,670,755	R$ 2,957,174	R$ 1,828,254
(-) Non-distributable tax incentives	(166,110)	(176,741)
(-) Constitution of legal reserve	(75,233)	(139,021)
Adjusted Net Profit	1,429,412	2,641,412
Minimum dividends calculated on the basis of 25% of adjusted profit	357,353	660,353
Interest on shareholders’ equity	1,400,000	1,047,500
Total dividends and interest on shareholders’ equity distributed and proposed	1,400,000	1,047,500
Income tax withheld (IRRF) on shareholders´ equity	(196,970)	(142,977)
Total dividends and interest on shareholders’ equity, net	R$ 1,203,030	R$ 904,523